Geographic Information	6 Months Ended
Jun. 30, 2012
Geographic Information [Abstract]
GEOGRAPHIC INFORMATION

NOTE 13 — GEOGRAPHIC INFORMATION

Net sales by region were as follows (in millions):

	Successor		Successor		Predecessor
	Three Months Ended June 30, 2012	Three Months Ended June 30, 2011	Six Months Ended June 30, 2012	Six Months Ended June 30, 2011	January 1, 2011 through January 25, 2011
United States	$198.5	$211.8	$421.1	$353.8	$67.4
Canada	8.8	8.2	16.4	13.6	2.6
Mexico	5.7	7.3	12.1	11.6	2.4
United Kingdom	2.0	3.7	6.2	6.2	1.0
France	3.5	3.9	7.1	6.1	1.2
Germany	2.4	2.4	4.5	3.4	0.5
Spain	1.1	1.5	2.4	2.4	0.5
China	1.6	1.5	3.1	1.9	0.2
Other	11.0	11.6	23.3	19.7	3.0

	$234.6	$251.9	$496.2	$418.7	$78.8

Net long-lived assets by country were as follows (in millions):

	Successor
	June 30, 2012	December 31, 2011
United States	$824.6	$829.9
China	43.1	42.7
Mexico	11.2	12.8
Spain	20.0	21.2
Other	0.9	1.0

	$899.8	$907.6